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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007 - April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

April 30, 2008

Classes A, B, C, I, and O

Global Equity Fund

■	ING Global Science and Technology Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Recent months have been a challenging time for investors. We have seen a variety of industries — including banking, retailing, real estate, manufacturing and others — announce disappointing earnings which further contributed to overall economic uncertainty and market volatility.

As a result, the confidence of the average investor has been tested. But we should not lose sight of the positives that have emerged: the Federal Reserve responded quickly and diligently to contain the credit crisis. Lawmakers enacted stimulus packages that some economists believe may help strengthen the economy in the second half of the year. And regulators have introduced reforms to improve the mortgage industry.

But, as often happens in these situations, anxiety can cloud sound investment principles. Market corrections are a natural part of the investment cycle, and attempts to “time” buy-and-sell decisions often hinder achieving long-term investment goals. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000.

However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier – resulting in your original $10,000 investment being worth less than $8,000.(1) No one knows when those “best” days will occur, but history tells us that — when investing — staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio — one made up of allocations to a wide range of asset classes — may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,

CEO

ING Funds

May 23, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)	Bloomberg calculation based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

MARKET PERSPECTIVE:  SIX MONTHS ENDED APRIL 30, 2008

We entered our new fiscal year with many investors hopeful that central bankers would do what was necessary to loosen the credit squeeze that had taken hold in the months before. But mutually reinforcing financial dislocation and economic weakness, plus the confidence sapping effect of soaring food and energy prices, soon intensified the crisis and drove investors from risk assets. Global equities in the form of the Morgan Stanley Capital International World® Index (“MSCI World® Index”)(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) slumped 11.2% for the half year (the MSCI World® Index slumped 9.37% for the half year, measured in US dollars), falling for five consecutive months before bouncing back in April. Currencies were moved by falling US interest rates (see below) and the flight to safety. The dollar traded at 12-year lows against the yen as “carry trades” were unwound. The euro cruised through the $1.50 level with the European Central Bank (“ECB”) defiantly holding interest rates firm. Only the pound among the major currencies weakened, the UK economy facing challenges roughly similar to the US. For the period, the dollar fell 7.7% and 9.3% against the euro and yen respectively, but recovered 4.1% against the pound.

The Federal Reserve Board’s (the “Fed”) first response to the credit crisis had been to reduce the discount rate (the interest rate at which it will lend to banks), by 125 basis points (1.25%) in August through October. It also cut the federal funds rate by 75 basis points (0.75%). By year-end both rates were reduced by another 25 basis points (0.25%).

But using the discount window had a stigma attached to it and credit stayed tight, as a procession of financial institutions reported heavy write-downs of mortgage-backed assets.

The credit crisis had its roots in the real economy of course, where most statistics remained grim.

In housing, the source of much of the problem, sales of new and existing homes continued to plumb multi-year depths. By April one measure of house prices had recorded its tenth straight fall at an accelerating rate, while foreclosures surged.

The February, March and April payrolls reports all showed declines, the first time payrolls had fallen in over four years. Gross Domestic Product (“GDP”) growth was reported at a wafer-thin 0.6% annualized. By the end of April, one measure of consumer confidence was at a 26-year low.

By early March the price of a barrel of oil was regularly setting new records above $100. Prices of agricultural foodstuffs were also soaring, caused by ever increasing demand, inelastic supply, the effect of the price of oil on transportation and the cost of fertilizer, as well as the actions of some governments in subsidizing consumption and restricting exports.

But despite headline inflation at 4.0%, there was now no doubt about the required direction of policy.

On a holiday Monday in January, after Moody’s put the Aaa ratings of monoline insurers on review, major international stock markets sold off by about 6.0%. On Tuesday the Fed acted, cutting the federal funds and discount rates by 75 basis points (0.75%). By the end of April the discount rate would be lower still, by 175 basis points (1.75%) and the federal funds rate by 150 basis points (1.50%). On the fiscal side, Congress passed a $168 billion plan to stimulate the economy.

Events took a remarkable turn when Bear Stearns was laid low in days by rumors of pending insolvency. The Fed brokered the sale of Bear Stearns to JP Morgan for just $10 per share, providing loan finance for the purpose. In addition, crucially, it agreed to extend liquidity to primary dealers and to accept mortgage-backed securities as collateral.

Stock markets globally seemed to take heart from this watershed event and recovered an average of 6.0% in April. It remains to be seen whether this holds in the face of very weak housing and employment conditions, with the price of oil anchored above $100.

For the six-month period as a whole, fixed income returns reflected the flight to safety. U.S. Treasury Bill yields plunged 248 basis points, while 10-year U.S. Treasury Note yields fell by less, 71 basis points, as inflationary concerns persisted. The Lehman Brothers® Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 4.08%, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) fell 0.73%.

U.S. equities, represented by the Standard and Poor’s 500® Composite Stock Price (“S&P 500®”) Index(4) including dividends, returned (9.6)% for the six-month period. In addition to the conditions and events described above investors faced dividend cuts by some high-profile names in the financials sector and weighed by that sector, a third consecutive quarter of declining profits.

Internationally the MSCI Japan® Index(5) sank 15.5% in the six months through April as the one source of

MARKET PERSPECTIVE:  SIX MONTHS ENDED APRIL 30, 2008

vibrant growth, exports, faced the twin threats of a slowing world economy and a sharply higher yen, while domestic demand was held back by food and energy costs. The MSCI Europe ex UK® Index(6) fell 14.5% for the six-month period with banks taking vast write-downs on the value of asset backed securities. But there were only pockets of weakness in the housing market and with unemployment at a record low plus the highest headline inflation since 1992 the ECB was in no mood to reduce interest rates. Add to this declining demand and a soaring euro, and not only financials, but industrials, telecoms and auto companies also suffered. In the UK, the MSCI UK® Index(7) fell 8.0% for the six-month period. The Bank of England cut rates three times, but by just  1/4% each time because of inflation worries. Despite the worst housing downturn since 1992, the UK market did rather less badly than in the rest of Europe. Its 30% weighting in materials and energy actually had positive returns, while the more highly weighted staples sector proved relatively resilient.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GLOBAL SCIENCE AND TECHNOLOGY FUND	PORTFOLIO MANAGERS’ REPORT

ING Global Science and Technology Fund (the ‘‘Fund’’) seeks long-term capital appreciation. The Fund is managed by Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, Erin Xie, PhD, Managing Director and Portfolio Manager and Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager of BlackRock Advisors, LLC — the Sub-Adviser.

Performance: For the six months ended April 30, 2008, the Fund’s Class A shares, excluding sales charges, provided a total return of (13.62)% compared to the Standard & Poor’s 500® Composite Stock Price Index(1) (‘‘S&P 500® Index’’) and the NYSE Arca Tech 100 IndexSM(2), which returned (9.64)% and (13.03)%, respectively for the same period.

Portfolio Specifics: Over the past six months, global equity markets continued to experience heightened volatility amidst a continuing credit tightening phase. During this time period, the Federal Reserve Board (the “Fed”) cut rates by 250 bps (2.50%), expanded the use of non- traditional measures, and played an instrumental role in the bail out of Bear Stearns, providing direct financial support for its acquisition by JP Morgan Chase. Including its latest meeting on April 30th, the Fed has cut rates a total of 325 bps (3.25%) since beginning this easing period. Perhaps most importantly though, in its last press statement, the Fed removed the sentence ‘…downsides risk to growth remain,’ prompting some economists to interpret this as the start of a neutral policy stance. Generally, technology shares did not fair well, significantly underperforming the broad market during the reporting period.

In this environment, the Fund underperformed its benchmark, the NYSE Arca Tech 100 IndexSM. Sector allocation decisions contributed positively to performance during the past six months, while overall stock selection effects detracted from relative results. The Fund’s underweights to data processing & outsourced services and positions in consumer discretionary, which is not represented in the benchmark, contributed positively to return comparisons. These benefits were somewhat offset by weakness stemming from overweights to internet software and services and electronic equipment manufacturers and an underweight to systems software.

Stock selection effects were mixed across the portfolio, with weakness within information technology outweighing relative strength within health care. The most significant sources of weakness came from the semiconductors and systems software groups, which strong positioning within biotechnology helped offset weakness in other areas. The individual names detracting most significantly included Google Inc., whose shares depreciated by nearly 20% during the period, and IBM, which contributed positively to absolute returns, but represented an underweight to the benchmark. In contrast, the Fund’s positions in Pharmion and Priceline.com Inc. made positive contributions to relative results.

Current Strategy and Outlook: We remain cautious on the technology sector as weak economic data is likely to weigh on earnings in the near term. While, in our opinion, valuation levels appear fair, downward earnings revisions may continue to cause uncertainty and keep volatility levels high. In addition, we believe credit and liquidity issues in the financial sector could put pressure on technology spending as the financial sector is a big buyer of information technology.

At period-end, the portfolio was invested in information technology, health care, industrials, telecommunication services, and the remainder distributed among consumer discretionary, consumer staples, and materials sectors. Within information technology, the portfolio’s primary overweights versus the benchmark NYSE Arca Tech 100 IndexSM were in internet software and services and home entertainment software; significant underweights were in computer hardware, application software, and data processing and outsourced services. Inside the health care portion of the Fund, the portfolio held an above-benchmark allocation to healthcare equipment and pharmaceuticals and a below-benchmark weighting in biotechnology and life science tools and services. Further, we maintained the portfolio’s exposure to telecommunication services, which is not represented in the benchmark.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)

The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Top Ten Holdings*

as of April 30, 2008

(as a percent of net assets)

Apple, Inc.	5.1%
International Business Machines Corp.	3.1%
Microsoft Corp.	2.3%
Hewlett-Packard Co.	2.2%
Lockheed Martin Corp.	2.0%
Corning, Inc.	1.9%
Qualcomm, Inc.	1.9%
Gilead Sciences, Inc.	1.9%
Oracle Corp.	1.8%
Intel Corp.	1.7%

*	Excludes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Global Science and Technology Fund	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2008*
Actual Fund Return
Class A	$1,000.00	$863.80	1.75%	$8.11
Class B	1,000.00	859.60	2.50	11.56
Class C	1,000.00	862.30	2.50	11.58
Class I	1,000.00	866.40	1.50	6.96
Class O	1,000.00	864.00	1.75	8.11
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.16	1.75%	$8.77
Class B	1,000.00	1,012.43	2.50	12.51
Class C	1,000.00	1,012.43	2.50	12.51
Class I	1,000.00	1,017.40	1.50	7.52
Class O	1,000.00	1,016.16	1.75	8.77

*	Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 (UNAUDITED)

ASSETS:
Investments in securities at value+*	$79,289,922
Short-term investments at amortized cost	16,250,423
Cash	1,071,852
Foreign currencies at value**	2,318,022
Receivables:
Investment securities sold	1,244,103
Fund shares sold	149,608
Dividends and interest	64,154
Unrealized appreciation on forward foreign currency contracts	107,594
Prepaid expenses	35,685
Reimbursement due from manager	16,159

Total assets	100,547,522

LIABILITIES:
Payable for investment securities purchased	1,650,849
Payable for fund shares redeemed	652,552
Payable upon receipt of securities loaned	16,250,423
Unrealized depreciation on forward foreign currency contracts	9,969
Payable to affiliates	96,253
Payable for directors fees	11,449
Other accrued expenses and liabilities	62,559

Total liabilities	18,734,054

NET ASSETS	$81,813,468

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$136,820,533
Accumulated net investment loss	(216,066)
Accumulated net realized loss on investments and foreign currency related transactions	(64,247,244)
Net unrealized appreciation on investments and foreign currency related transactions	9,456,245

NET ASSETS	$81,813,468

+ Including securities loaned at value	$15,825,162
* Cost of investments in securities	$70,019,632
** Cost of foreign currencies	$2,229,004

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

Class A:
Net assets	$26,887,678
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	5,573,897
Net asset value and redemption price per share	$4.82
Maximum offering price per share (5.75%)(1)	$5.11
Class B:
Net assets	$5,659,219
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	1,248,321
Net asset value and redemption price per share(2)	$4.53
Maximum offering price per share	$4.53
Class C:
Net assets	$2,631,186
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	584,017
Net asset value and redemption price per share(2)	$4.51
Maximum offering price per share	$4.51
Class I:
Net assets	$5,076,045
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	1,030,149
Net asset value and redemption price per share	$4.93
Maximum offering price per share	$4.93
Class O:
Net assets	$41,559,340
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	8,604,232
Net asset value and redemption price per share	$4.83
Maximum offering price per share	$4.83

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$306,154
Interest	53,795
Securities lending income	39,726

Total investment income	399,675

EXPENSES:
Investment management fees	462,029
Distribution and service fees:
Class A	38,954
Class B	39,123
Class C	13,832
Class O	51,457
Transfer agent fees	178,870
Administrative service fees	35,202
Shareholder reporting expense	40,965
Registration fees	33,209
Professional fees	13,424
Custody and accounting expense	13,250
Directors fees	7,291
Miscellaneous expense	2,849

Total expenses	930,455
Net waived and reimbursed fees	(127,478)
Brokerage commission recapture	(107)

Net expenses	802,870

Net investment loss	(403,195)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain (loss) on:
Investments	2,880,785
Foreign currency related transactions	(609,812)

Net realized gain on investments and foreign currency related transactions	2,270,973

Net change in unrealized appreciation or depreciation on:
Investments	(16,426,692)
Foreign currency related transactions	387,911

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(16,038,781)

Net realized and unrealized loss on investments and foreign currency related transactions	(13,767,808)

Decrease in net assets resulting from operations	$(14,171,003)

* Foreign taxes withheld	$7,582

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended April 30, 2008	Year Ended October 31, 2007
FROM OPERATIONS:
Net investment loss	$(403,195)	$(871,320)
Net realized gain on investments and foreign currency related transactions	2,270,973	8,216,770
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(16,038,781)	13,413,593

Increase (decrease) in net assets resulting from operations	(14,171,003)	20,759,043

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,495,455	36,506,785
Cost of shares redeemed	(28,734,246)	(32,083,556)

Net increase (decrease) in net assets resulting from capital share transactions	(7,238,791)	4,423,229

Net increase (decrease) in net assets	(21,409,794)	25,182,272

NET ASSETS:
Beginning of period	103,223,262	78,040,990

End of period	$81,813,468	$103,223,262

Undistributed net investment income (accumulated net investment loss) at end of period	$(216,066)	$187,129

See Accompanying Notes to Financial Statements

ING GLOBAL SCIENCE AND TECHNOLOGY FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended April 30, 2008	Class A
		Year Ended October 31,			Five Months Ended October 31, 2004(1)	Year Ended May 31,
		2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$5.58	4.38	3.83	3.47	3.61	3.07	3.82
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.05)	(0.04)	(0.04)	(0.02)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.74)	1.25	0.59	0.40	(0.12)	0.60	(0.73)
Total from investment operations	$(0.76)	1.20	0.55	0.36	(0.14)	0.54	(0.75)
Net asset value, end of period	$4.82	5.58	4.38	3.83	3.47	3.61	3.07
Total Return(2)%	(13.62)	27.40	14.36	10.37	(3.88)	17.59	(19.63)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,888	38,934	34,249	32,146	32,782	35,601	29,539
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	2.04	2.09	2.09	2.10	2.04	2.25	3.03
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.75	1.75	1.75	1.75	1.75	1.82	1.75
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.75	1.75	1.75	1.75	1.75	1.82	1.75
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.84)	(0.96)	(0.89)	(1.03)	(1.53)	(1.63)	(1.48)
Portfolio turnover rate %	54	87	140	128	48	121	28

	Six Months Ended April 30, 2008	Class B
		Year Ended October 31,			Five Months Ended October 31, 2004(1)	Year Ended May 31,
		2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$5.27	4.16	3.67	3.34	3.50	3.00	3.75
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.08)*	(0.07)*	(0.07)	(0.03)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.70)	1.19	0.56	0.40	(0.13)	0.59	(0.74)
Total from investment operations	$(0.74)	1.11	0.49	0.33	(0.16)	0.50	(0.75)
Net asset value, end of period	$4.53	5.27	4.16	3.67	3.34	3.50	3.00
Total Return(2)%	(14.04)	26.68	13.35	9.88	(4.57)	16.67	(20.00)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,659	10,888	10,851	11,740	13,632	15,452	14,311
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	2.79	2.84	2.84	2.85	2.79	3.00	3.78
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	2.50	2.50	2.50	2.50	2.50	2.57	2.50
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	2.50	2.50	2.50	2.50	2.50	2.57	2.50
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(1.59)	(1.71)	(1.65)	(1.77)	(2.27)	(2.38)	(2.19)
Portfolio turnover rate %	54	87	140	128	48	121	28
(1)	The Fund changed its fiscal year end to October 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING GLOBAL SCIENCE AND TECHNOLOGY FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended April 30, 2008	Class C
		Year Ended October 31,			Five Months Ended October 31, 2004(1)	Year Ended May 31,
		2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$5.23	4.14	3.65	3.33	3.48	2.97	3.76
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.08)*	(0.07)	(0.07)	(0.03)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.68)	1.17	0.56	0.39	(0.12)	0.60	(0.78)
Total from investment operations	$(0.72)	1.09	0.49	0.32	(0.15)	0.51	(0.79)
Net asset value, end of period	$4.51	5.23	4.14	3.65	3.33	3.48	2.97
Total Return(2)%	(13.77)	26.33	13.42	9.61	(4.31)	17.17	(21.01)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,631	3,253	3,576	3,611	3,924	4,656	4,641
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	2.79	2.84	2.84	2.85	2.79	3.00	3.78
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	2.50	2.50	2.50	2.50	2.50	2.57	2.50
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	2.50	2.50	2.50	2.50	2.50	2.57	2.50
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(1.59)	(1.75)	(1.65)	(1.77)	(2.27)	(2.38)	(2.22)
Portfolio turnover rate %	54	87	140	128	48	121	28

	Six Months Ended April 30, 2008	Class I
		Year Ended October 31,			Five Months Ended October 31, 2004(1)	Year Ended May 31,
		2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$5.69	4.46	3.89	3.51	3.65	3.09	3.84
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)	(0.03)*	(0.03)	(0.02)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.75)	1.26	0.60	0.41	(0.12)	0.61	(0.74)
Total from investment operations	$(0.76)	1.23	0.57	0.38	(0.14)	0.56	(0.75)
Net asset value, end of period	$4.93	5.69	4.46	3.89	3.51	3.65	3.09
Total Return(2)%	(13.36)	27.58	14.65	10.83	(3.84)	18.12	(19.53)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,076	5,645	2,316	10,096	8,911	9,463	5,215
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.79	1.84	1.84	1.85	1.79	2.00	2.78
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.50	1.50	1.50	1.50	1.50	1.57	1.50
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.50	1.50	1.50	1.50	1.50	1.57	1.50
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.59)	(0.65)	(0.75)	(0.78)	(1.28)	(1.38)	(1.22)
Portfolio turnover rate %	54	87	140	128	48	121	28
(1)	The Fund changed its fiscal year end to October 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING GLOBAL SCIENCE AND TECHNOLOGY FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended April 30, 2008	Class O
		Year Ended October 31,			Five Months Ended October 31, 2004(1)	Year Ended May 31,
		2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$5.59	4.39	3.84	3.48	3.62	3.08	3.83
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.04)	(0.03)	(0.03)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.74)	1.24	0.58	0.39	(0.12)	0.58	(0.72)
Total from investment operations	$(0.76)	1.20	0.55	0.36	(0.14)	0.54	(0.75)
Net asset value, end of period	$4.83	5.59	4.39	3.84	3.48	3.62	3.08
Total Return(2)%	(13.60)	27.33	14.32	10.34	(3.87)	17.53	(19.58)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$41,559	44,503	27,049	15,702	11,808	11,509	1,935
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	2.04	2.09	2.09	2.10	2.04	2.23	3.04
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.75	1.75	1.75	1.75	1.75	1.80	1.75
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.75	1.75	1.75	1.75	1.75	1.80	1.75
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.84)	(0.93)	(0.87)	(1.04)	(1.53)	(1.61)	(1.48)
Portfolio turnover rate %	54	87	140	128	48	121	28

(1)	The Fund changed its fiscal year end to October 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. There are fourteen separate active investment series, which comprise the Company. This report is for ING Global Science and Technology Fund (”Global Science and Technology” or the “Fund”) which is a diversified series of the Company.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I and Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund’s portfolio, pro rata, based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Fund (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to the Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to the Fund. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board of Directors (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its next net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the

Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.	Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund may enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies or to help protect Fund assets against adverse changes in foreign currency exchange rates. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.	Distributions to Shareholders. The Fund records distributions to its shareholders on ex-dividend date. The Fund pays dividends and capital gains, to the extent available, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.	Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Securities Lending. The Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Fund.

J.	Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sale of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

K.	Illiquid and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

L.

When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

these securities is identified in the Fund’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to segregate liquid assets sufficient to cover the purchase price.

M.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended April 30, 2008, the cost of purchases and proceeds from the sales of securities, excluding U.S. Government and short-term securities, were $45,436,336 and $50,572,121, respectively.

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

1.050% on the first $500 million, 1.025% on the next $500 million and 1.000% in excess of $1 billion.

ING Funds are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by a fund will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by a fund. These fees are not subject to recoupment. For the six months ended April 30, 2008, there were no such management fees waived for the Fund.

BlackRock Advisors, LLC (“BlackRock”), a Delaware limited liability company, serves as the sub-adviser to

Global Science and Technology pursuant to a sub-advisory agreement between the Investment Adviser and BlackRock.

Subject to such policies as the Board or the Investment Adviser may determine, BlackRock manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

ING Funds Services, LLC (“IFS”) acts as an administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Funds Distributor, LLC (“IFD” or “Distributor”) is the principal underwriter for the Fund. The Distributor, IFS and ING Investments are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one the of the largest financial service organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except Class I) has adopted a plan pursuant to Rule 12b-1 under the 1940 Act and/or a Shareholder Services Plan (the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Funds’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following rates:

Class A	Class B	Class C	Class O
0.25%	1.00%	1.00%	0.25%

Presently, the Fund’s class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class A, Class B, Class C and Class O shares. For the six months ended April 30, 2008, the

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE

FEES (continued)

Distributor retained the following amounts in sales charges:

	Class A	Class C

Initial Sales Charges	$1,182	N/A

Contingent Deferred Sales Charges	$—	$9

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At April 30, 2008, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
$70,171	$5,346	$20,736	$96,253

The Fund places a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were:

Affiliated Broker	Commissions Received
ING Baring LLC	$641

At April 30, 2008, ING National Trust, an indirect wholly-owned subsidiary of ING Groep, owned 10.15% of the Fund. ILIAC, an indirect wholly-owned subsidiary of ING Groep, owned 6.39% of the Fund.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Investment activities of these shareholders could have a material impact on the Fund.

The Company has adopted a Deferred Compensation Plan (“Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. The deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily entered into a written amended and restated expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

Class A	Class B	Class C	Class I	Class O
1.75%	2.50%	2.50%	1.50%	1.75%

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities for the Fund.

As of April 30, 2008, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

April 30,
2009	2010	2011	Total
$266,421	$316,020	$255,833	$838,274

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice to the Fund of the termination of the Expense Limitation Agreement at least 90 days prior the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Fund included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Fund; and (3) enable the Fund and such other funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. The Fund will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six months ended April 30, 2008, the Fund did not have any loans outstanding under the line of credit.

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A		Class B
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Global Science and Technology (Number of Shares)
Shares sold	1,381,894	1,855,235	76,735	177,444
Shares redeemed	(2,783,326)	(2,694,708)	(896,279)	(714,997)

Net decrease in shares outstanding	(1,401,432)	(839,473)	(819,544)	(537,553)

Global Science and Technology ($)
Shares sold	$6,839,504	$9,117,620	$360,352	$818,584
Shares redeemed	(13,682,235)	(12,738,084)	(4,114,235)	(3,235,064)

Net decrease	$(6,842,731)	$(3,620,464)	$(3,753,883)	$(2,416,480)

	Class C		Class I
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Global Science and Technology (Number of Shares)
Shares sold	48,792	114,744	259,471	642,013
Shares redeemed	(86,420)	(356,708)	(220,643)	(169,939)

Net increase (decrease) in shares outstanding	(37,628)	(241,964)	38,828	472,074

Global Science and Technology ($)
Shares sold	$229,835	$534,668	$1,268,973	$3,020,647
Shares redeemed	(394,641)	(1,573,873)	(1,077,363)	(838,805)

Net increase (decrease)	$(164,806)	$(1,039,205)	$191,610	$2,181,842

	Class O
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Global Science and Technology (Number of Shares)
Shares sold	2,591,749	4,680,782
Shares redeemed	(1,949,126)	(2,881,738)

Net increase in shares outstanding	642,623	1,799,044

Global Science and Technology ($)
Shares sold	$12,796,791	$23,015,266
Shares redeemed	(9,465,772)	(13,697,730)

Net increase	$3,331,019	$9,317,536

NOTE 10 — CONCENTRATION OF RISKS

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 10 — CONCENTRATION OF RISKS (continued)

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; overdependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Science and Technology — Global Science and Technology Fund’s focus on stocks in the science and technology sector makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Fund’s performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation (“BNY”), the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (“Agreement”). The securities purchased with cash collateral received are reflected in the Fund’s Portfolio of Investments. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Fund. At April 30, 2008, the market value of the securities on loan and the collateral was as follows:

Value of Securities Loaned	Value of Collateral
$15,825,162	$16,250,423

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

There were no distributions for Global Science and Technology for the six months ended April 30, 2008 or the year ended October 31, 2007.

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2007 were:

Unrealized Appreciation	Capital Loss Carryforwards	Expiration Dates
$25,577,992	$(45,066,671)	2008
	(6,376,213)	2009
	(618,714)	2010
	(8,286,525)	2011
	(5,162,098)	2012
	(903,833)	2013

	$(66,414,054)*

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2002.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Funds has analyzed the tax positions of the Funds. Upon adoption of FIN 48, we identified no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of April 30, 2008, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting SFAS No. 157.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under Statement 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

ING GLOBAL SCIENCE AND TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.9%
Bermuda: 1.5%
8,900		Covidien Ltd.	$415,541
33,200	@, L	Marvell Technology Group Ltd.	429,940
9,200		Tyco Electronics Ltd.	344,172

			1,189,653

Canada: 1.6%
13,100	@, L	Open Text Corp.	487,582
7,000	@	Research In Motion Ltd.	851,410

			1,338,992

China: 1.9%
1,800	@, L	Baidu.com ADR	658,080
5,400	L	China Medical Technologies, Inc. ADR	201,960
14,300	@	Sina Corp.	660,660

			1,520,700

Finland: 0.9%
24,900		Nokia OYJ ADR	748,743

			748,743

France: 0.7%
5,700	@	UbiSoft Entertainment	569,299

			569,299

Germany: 1.1%
26,300	@, L	Infineon Technologies AG ADR	243,012
13,900	L	SAP AG ADR	698,197

			941,209

Hong Kong: 1.2%
76,500		ASM Pacific Technology	521,119
28,400		China Mobile Ltd.	488,691

			1,009,810

India: 1.0%
38,500	@	Bharti Airtel Ltd.	856,709

			856,709

Indonesia: 0.4%
366,500		Telekomunikasi Indonesia Tbk PT	352,162

			352,162

Israel: 0.8%
13,600	L	Teva Pharmaceutical Industries Ltd. ADR	636,208

			636,208

Japan: 3.3%
6,000		Disco Corp.	294,823
37,700		Konica Minolta Holdings, Inc.	568,120
25,200		Kurita Water Industries Ltd.	901,303
900		Nintendo Co., Ltd.	497,496
23,900		Sumitomo Metal Mining Co., Ltd.	434,581

			2,696,323

Singapore: 0.7%
52,000	@	Flextronics International Ltd.	540,280

			540,280

South Korea: 1.3%
2,600		LG Electronics, Inc.	403,950
900		Samsung Electronics Co., Ltd.	638,017

			1,041,967

Shares			Value
Switzerland: 1.4%
3,000	L	Alcon, Inc.	$474,000
3,200		Roche Holding AG	529,524
1,600		Roche Holding Ltd. ADR	132,725

			1,136,249

Taiwan: 2.4%
168,400		Asustek Computer, Inc.	544,881
30,079		AV TECH Corp.	171,232
1		Cheng Uei Precision Industry Co., Ltd.	2
24,800		High Tech Computer Corp.	636,069
524,900		Inventec Co., Ltd.	329,771
334,861		Vanguard International Semiconductor Corp.	266,822

			1,948,777

United Kingdom: 0.7%
100,200		Meggitt PLC	587,816

			587,816

United States: 76.0%
18,700	@	Adobe Systems, Inc.	697,323
13,400	@	Agilent Technologies, Inc.	404,814
7,600	@, L	Alexion Pharmaceuticals, Inc.	534,888
26,400		Altera Corp.	561,792
11,500	@	American Tower Corp.	499,330
14,000	L	Amphenol Corp.	646,520
20,300		Analog Devices, Inc.	653,863
24,000	@	Apple, Inc.	4,174,800
23,000	@, L	Applera Corp. – Celera Genomics Group	307,740
41,950		Applied Materials, Inc.	782,787
34,400	@, L	Ariba, Inc.	408,328
19,100		AT&T, Inc.	739,361
10,000		Automatic Data Processing, Inc.	442,000
10,900		Baxter International, Inc.	679,288
2,400		Beckman Coulter, Inc.	163,920
9,300		Becton Dickinson & Co.	831,420
21,200	@	BMC Software, Inc.	736,912
18,400		Bristol-Myers Squibb Co.	404,248
26,500	@, L	Broadcom Corp.	687,940
16,500	L	CA, Inc.	365,310
10,600	@, L	Cavium Networks, Inc.	217,830
5,689	@	Celgene Corp.	353,514
8,600	@, L	Charles River Laboratories International, Inc.	499,230
13,100	@, L	Ciena Corp.	442,911
49,100	@	Cisco Systems, Inc.	1,258,924
28,900	@	Citrix Systems, Inc.	946,475
14,700	@	Computer Sciences Corp.	640,773
58,400		Corning, Inc.	1,559,864
6,600		CR Bard, Inc.	621,522
11,500		CVS Caremark Corp.	464,255
14,700	@, L	Cyberonics	232,260
20,700	@	Dell, Inc.	385,641
13,200	@, L	DST Systems, Inc.	789,888
15,200	@	eBay, Inc.	475,608
14,000	@	Electronic Arts, Inc.	720,580
43,100	@	EMC Corp.	663,740
265	L	Fairpoint Communications, Inc.	2,441
6,100	@	Genentech, Inc.	416,020
11,200	@	Genzyme Corp.	787,920
29,300	@	Gilead Sciences, Inc.	1,516,568
1,300	@	Google, Inc. – Class A	746,577
11,900		Harris Corp.	642,957

See Accompanying Notes to Financial Statements

ING GLOBAL SCIENCE AND TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
United States (continued)
500	@, L	Harris Stratex Networks, Inc.	$4,745
39,100		Hewlett-Packard Co.	1,812,285
17,600	@	Ingram Micro, Inc.	299,376
8,800	@, L	Integra LifeSciences Holdings Corp.	372,856
63,800		Intel Corp.	1,420,188
21,300		International Business Machines Corp.	2,570,910
25,800	@, L	JDS Uniphase Corp.	369,198
4,300		Johnson & Johnson	288,487
35,800	@, L	Juniper Networks, Inc.	988,796
14,300	L	KLA-Tencor Corp.	624,624
43,300	@, L	Kulicke & Soffa Industries, Inc.	285,347
9,500	@, L	Lam Research Corp.	387,980
19,600	L	Linear Technology Corp.	685,216
15,300		Lockheed Martin Corp.	1,622,412
20,600		Maxim Integrated Products	433,218
24,400	@	McAfee, Inc.	811,300
26,300		Medtronic, Inc.	1,280,284
4,400	@	MEMC Electronic Materials, Inc.	277,068
13,600	L	Microchip Technology, Inc.	499,800
64,588		Microsoft Corp.	1,842,050
5,100	@, L	Millipore Corp.	357,510
27,600		Motorola, Inc.	274,896
8,800	@, L	Netlogic Microsystems, Inc.	288,552
70,592	@	Oracle Corp.	1,471,843
5,600	@, L	Priceline.com, Inc.	714,784
12,600	@, L	Progress Software Corp.	380,898
35,200		Qualcomm, Inc.	1,520,288
17,000	L	Raytheon Co.	1,087,490
13,400	@, L	Salesforce.com, Inc.	894,182
21,400		Seagate Technology, Inc.	403,818
12,600	@	SenoRx, Inc.	91,980
15,300	@	St. Jude Medical, Inc.	669,834
6,400		Stryker Corp.	414,912
37,325	@, L	Sun Microsystems, Inc.	584,510
31,000	@, L	Sybase, Inc.	912,020
17,100	@	Symantec Corp.	294,462
29,200	@	Syniverse Holdings, Inc.	458,732
15,100	@	Synopsys, Inc.	348,961
23,600	@	Teradyne, Inc.	313,644
14,400		Texas Instruments, Inc.	419,904
1,800	@, L	United Therapeutics Corp.	152,100
8,700	@	Varian Medical Systems, Inc.	407,856
5,000	@	Varian Semiconductor Equipment Associates, Inc.	183,150
24,100	@, L	VeriSign, Inc.	868,805
14,300		Verizon Communications, Inc.	550,264
28,800		Xilinx, Inc.	713,376
29,600	@	Yahoo!, Inc.	811,336
8,100	@	Zimmer Holdings, Inc.	600,696

			62,175,025

		Total Common Stock (Cost $70,019,632)	79,289,922

Principal Amount		Value
SHORT-TERM INVESTMENTS: 19.9%
Securities Lending Collateralcc: 19.9%
$16,250,423	Bank of New York Mellon Corp. Institutional Cash Reserves	$16,250,423

	Total Short-Term Investments (Cost $16,250,423)	16,250,423

Total Investments in Securities (Cost $86,270,055)*	116.8%	$95,540,345
Other Assets and Liabilities—Net	(16.8)	(13,726,877)

Net Assets	100.0%	$81,813,468

Securities may have been fair valued in accordance with procedures approved by the Board of Directors (Note 2A).
@ Non-income producing security
ADR American Depositary Receipt
cc Securities purchased with cash collateral for securities loaned.
L Loaned security, a portion or all of the security is on loan at April 30, 2008.
* Cost for federal income tax purposes is $86,884,137.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation		$11,690,600
Gross Unrealized Depreciation		(3,034,392)

Net Unrealized Appreciation		$8,656,208

Industry	Percentage of Net Assets
Aerospace/Defense	4.0%
Biotechnology	4.4
Commercial Services	0.5
Computers	17.4
Distribution/Wholesale	0.4
Electrical Components & Equipment	0.5
Electronics	3.2
Environmental Control	1.1
Hand/Machine Tools	0.4
Healthcare – Products	9.0
Internet	7.9
Mining	0.5
Miscellaneous Manufacturing	0.7
Pharmaceuticals	4.1
Retail	0.6
Semiconductors	14.1
Software	13.1
Telecommunications	14.4
Toys/Games/Hobbies	0.6
Short-Term Investments	19.9
Other Assets and Liabilities – Net	(16.8)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING GLOBAL SCIENCE AND TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 2008 (UNAUDITED) (CONTINUED)

At April 30, 2008 the following forward foreign currency contracts were outstanding for the ING Global Science and Technology Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Japanese Yen
JPY 32,676,000	Buy	7/23/08	315,905	315,797	$(108)
Norway Krone
NOK 738,000	Buy	7/23/08	146,929	143,827	(3,102)

					$(3,210)

Switzerland Francs
CHF 620,000	Sell	7/23/08	615,800	598,874	$16,926
EURO
EUR 515,200	Sell	7/23/08	810,717	801,287	9,430
British Pound Sterling
GBP 268,000	Sell	7/23/08	522,881	529,625	(6,744)
British Pound Sterling
GBP 8,000	Sell	7/23/08	15,800	15,810	(10)
Hong Kong Dollars
HKD 1,807,000	Sell	7/23/08	232,505	232,384	121
Hong Kong Dollars
HKD 267,000	Sell	7/23/08	34,332	34,337	(5)
Japanese Yen
JPY 290,044,828	Sell	7/23/08	2,884,251	2,803,134	81,117

					$100,835

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of ING Series Fund, Inc. was held November 15, 2007, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1	To approve the following series of proposals to standardize the investment restrictions of the Fund:

1A	to modify the fundamental investment restriction on concentration.

1B	to modify the fundamental investment restriction on diversification.

1C	to modify the fundamental investment restriction on borrowing.

1D	to modify the fundamental investment restriction on lending.

1E	to modify the fundamental investment restriction on underwriting.

1F	to modify the fundamental investment restriction on real estate.

1G	to modify the fundamental investment restriction on senior securities.

1H	to modify the fundamental investment restriction on commodities.

2	To reclassify the investment objective of each Fund as non-fundamental.

Results:

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted

ING Global Science and Technology Fund	1A	2,539,910.444	117,562.750	114,341.938	1,584,925.000	4,356,740.132

ING Global Science and Technology Fund	1B	2,542,085.105	124,362.926	105,367.101	1,584,925.000	4,356,740.132

ING Global Science and Technology Fund	1C	2,516,513.939	151,697.360	103,603.833	1,584,925.000	4,356,740.132

ING Global Science and Technology Fund	1D	2,526,363.061	147,942.846	97,509.225	1,584,925.000	4,356,740.132

ING Global Science and Technology Fund	1E	2,531,660.134	141,480.775	98,674.223	1,584,925.000	4,356,740.132

ING Global Science and Technology Fund	1F	2,540,281.064	135,973.246	95,560.822	1,584,925.000	4,356,740.132

ING Global Science and Technology Fund	1G	2,541,723.010	125,325.414	104,766.708	1,584,925.000	4,356,740.132

ING Global Science and Technology Fund	1H	2,539,187.351	137,454.714	95,173.067	1,584,925.000	4,356,740.132

ING Global Science and Technology Fund	2	2,507,302.385	165,143.219	99,909.528	1,584,385.000	4,356,740.132

*	The Shareholder Meeting for ING Global Science and Technology Fund was adjourned to December 17, 2007.

A special meeting of shareholders of ING Series Funds, Inc. (the “Company”) was held November 15, 2007, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as wells as the results are outlined below:

Matters:

1	To elect a Board of Directors of the Company.

2	To ratify the selection of KPMG LLP as the registered independent public accounting firm for the Funds for the fiscal year beginning January 1, 2008.

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

Results:

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted

Albert E. DePrince, Jr.	1	553,197,091.296	9,435,045.379	0.000	0.000	562,632,136.675

Maria T. Fighetti	1	553,140,758.731	9,491,377.944	0.000	0.000	562,632,136.675

Sidney Koch	1	552,024,290.717	10,607,845.958	0.000	0.000	562,632,136.675

Corine T. Norgaard	1	552,843,470.121	9,788,666.554	0.000	0.000	562,632,136.675

Joseph E. Obermeyer	1	553,125,389.306	9,506,747.369	0.000	0.000	562,632,136.675

Edward T. O’Dell	1	551,984,870.156	10,647,266.519	0.000	0.000	562,632,136.675

Russell Jones	1	552,516,531.308	10,115,605.367	0.000	0.000	562,632,136.675

Shaun Mathews	1	552,092,910.617	10,539,226.058	0.000	0.000	562,632,136.675

Fredric (Rick) A. Nelson III	1	552,733,866.828	9,898,269.847	0.000	0.000	562,632,136.675

ING Series Fund, Inc. Registrant	2	549,100,175.251	5,018,944.907	8,513,016.517	0.000	562,632,136.675

* The Shareholder Meeting for the Company was adjourned to December 17, 2007.

A special meeting of shareholders of ING Series Fund, Inc. was held December 17, 2007, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1	To approve the following series of proposals to standardize the investment restrictions of the Fund:

1A	to modify the fundamental investment restriction on concentration.

1B	to modify the fundamental investment restriction on diversification.

1C	to modify the fundamental investment restriction on borrowing.

1D	to modify the fundamental investment restriction on lending.

1E	to modify the fundamental investment restriction on underwriting.

1F	to modify the fundamental investment restriction on real estate.

1G	to modify the fundamental investment restriction on senior securities.

1H	to modify the fundamental investment restriction on commodities.

2	To reclassify the investment objective of each Fund as non-fundamental.

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted

ING Global Science and Technology Fund	1A	7,274,732.855	175,071.133	241,412.895	1,339,285.000	9,030,501.883

ING Global Science and Technology Fund	1B	7,281,033.497	189,091.301	221,092.085	1,339,285.000	9,030,501.883

ING Global Science and Technology Fund	1C	7,251,737.797	215,010.505	224,468.581	1,339,285.000	9,030,501.883

ING Global Science and Technology Fund	1D	7,251,418.447	221,936.523	217,861.913	1,339,285.000	9,030,501.883

ING Global Science and Technology Fund	1E	7,270,539.875	205,356.363	215,320.645	1,339,285.000	9,030,501.883

ING Global Science and Technology Fund	1F	7,265,953.989	211,276.329	213,986.565	1,339,285.000	9,030,501.883

ING Global Science and Technology Fund	1G	7,279,408.378	180,849.679	230,958.826	1,339,285.000	9,030,501.883

ING Global Science and Technology Fund	1H	7,287,813.950	190,966.489	212,436.444	1,339,285.000	9,030,501.883

ING Global Science and Technology Fund	2	7,248,276.108	230,392.429	212,548.346	1,339,285.000	9,030,501.883

A special meeting of shareholders of ING Series Funds, Inc. (the “Company”) was held December 17, 2007, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as wells as the results are outlined below:

Matters:

1	To elect a Board of Directors of the Company.

2	To ratify the selection of KPMG LLP as the registered independent public accounting firm for the Funds for the fiscal year beginning January 1, 2008.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted

Albert E. DePrince, Jr.	1	641,383,911.945	14,144,949.794	0.000	0.000	655,528,861.739

Maria T. Fighetti	1	641,192,358.308	14,336,503.431	0.000	0.000	655,528,861.739

Sidney Koch	1	639,718,181.417	15,810,680.322	0.000	0.000	655,528,861.739

Corine T. Norgaard	1	641,029,502.475	14,499,359.264	0.000	0.000	655,528,861.739

Joseph E. Obermeyer	1	641,368,298.820	14,160,562.919	0.000	0.000	655,528,861.739

Edward T. O’Dell	1	640,195,244.283	15,333,617.456	0.000	0.000	655,528,861.739

Russell Jones	1	640,768,607.167	14,760,254.572	0.000	0.000	655,528,861.739

Shaun Mathews	1	640,311,292.192	15,217,569.547	0.000	0.000	655,528,861.739

Fredric (Rick) A. Nelson III	1	640,954,317.910	14,574,543.829	0.000	0.000	655,528,861.739

ING Series Fund, Inc. Registrant	2	636,248,975.674	7,979,217.309	11,300,668.756	0.000	655,528,861.739

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement and sub-advisory agreement for a mutual fund will terminate automatically after the initial term of the agreement (which term may not exceed two years), unless continuation of the agreement is approved annually by the Board of Trustees or Directors, as the case may be (the “Board”) of the fund, including a majority of the Trustees/Directors who have no direct or indirect interest in the agreement and who are not “interested persons” of the fund (the “Independent Trustees”). Consistent with this requirement of the 1940 Act, the Board of ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING Variable Funds, ING Variable Portfolios, Inc., ING Series Fund, Inc. and ING GET Funds, with respect to each portfolio series thereof, including ING Global Science and Technology Fund, (each, a “Fund” or a “Portfolio” and, collectively, the “Funds” or the “Portfolios”) has established a process for considering on an annual basis approval of the continuation of the Investment Management Agreement for each Fund (the “Advisory Agreements”) with ING Investments, LLC (the “Adviser”) and the sub-advisory agreement for each Fund (collectively, the “Sub-Advisory Agreements”) with each sub-adviser of the Funds (the “Sub-Advisers”). Set forth below is a description of the process followed by the Board in considering approval of the continuation of each Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), together with an explanation of many of the factors considered and related conclusions reached by the Board in voting to approve the continuation of each Agreement, including the Agreements for ING Global Science and Technology Fund, for an additional one-year period commencing January 1, 2008.

Overview of the Review Process

At a meeting of the Board held on December 19, 2007, the Board, including all of the Independent Trustees, voted to approve continuation of each of the existing Advisory and Sub-Advisory Agreements for the Funds. Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Trustees and exclusively of the Independent Trustees. The Contracts Committee recommended approval of the Advisory Agreements and Sub-Advisory Agreements after completing an extensive review of information requested by the Committee from the Adviser and each Sub-Adviser, including the following: (1) comparative performance data for each Fund for various time periods; (2) comparative data regarding management fees, including data regarding the fees charged by the Adviser and Sub-Advisers for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the Funds; (3) comparative data regarding the total expenses of each Fund; (4) copies of each form of Advisory Agreement and Sub-Advisory Agreement; (5) copies of the codes of ethics of the Adviser and each Sub-Adviser, together with information relating to the manner in which each code is administered; (6) financial statements of the Adviser and each Sub-Adviser; (7) profitability analyses for the Adviser and each Sub-Adviser with respect to each Fund, and all Funds as a group; (8) descriptions of the qualifications of the investment personnel responsible for managing each Fund, their compensation and their responsibilities with respect to managing other accounts or mutual funds; (9) descriptions of the services provided to the Funds, including the investment strategies and techniques used by each Sub-Adviser in managing the Funds; (10) data relating to portfolio turnover and brokerage practices, including practices with respect to the acquisition of research through “soft dollar” benefits received in connection with the Funds’ brokerage; (11) data comparing the performance of certain Funds against “static portfolios” of the Funds over various time periods; (12) descriptions of the policies and procedures of the various service providers of the Funds for protecting the privacy of shareholder information; (13) information relating to projected sales and redemptions of Fund shares and business plans relating to the Adviser’s mutual fund platform; (14) descriptions of the business continuity and disaster recovery plans of the Adviser and each Sub-Adviser; (15) descriptions of various compliance programs of the Adviser and Sub-Advisers, including the Adviser’s programs for monitoring and enforcing compliance with the Funds’ policies with respect to market-timing, late trading and selective portfolio disclosure; (16) independent reports analyzing the quality of the trade execution services performed by Sub-Advisers for the Funds; and (17) other information relevant to an evaluation of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser in response to a series of detailed questions posed by independent legal counsel on behalf of the Independent Trustees.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Contracts Committee began the formal review process in July 2007 when it met separately with independent legal counsel to review the information to be requested from management and the methodology to be used in determining the selected peer groups for comparing performance and expenses. The Contracts Committee then held meetings on October 24-25, 2007, December 11, 2007 and December 17-18, 2007, during which the Independent Trustees, meeting separately with independent legal counsel, reviewed and evaluated the information described above. As part of the review process, the Contracts Committee also met with representatives from the Adviser and/or the Sub-Advisers to discuss the information provided to the Committee. The Contracts Committee also considered information that had been provided by the Adviser and Sub-Advisers throughout the year at other meetings of the Contracts Committee, the Audit Committee, the Compliance Committee and the full Board.

The Independent Trustees were assisted by Goodwin Procter LLP, their independent legal counsel, throughout the contract review process. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each Advisory Agreement and Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements for the Funds for the year commencing January 1, 2008, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Advisers. The Board considered the investment management and related services provided by the Adviser and Sub-Advisers, including the quantity and quality of the resources available to provide such services. Among other things, the Board considered the qualifications of the individuals responsible for performing various investment related services.

The Board also considered the quality of the compliance programs of the Adviser and the Sub-Adviser, including the manner in which the Adviser and the Fund’s Sub-Adviser monitor for compliance with the investment policies and restrictions of the Fund and with the Codes of Ethics of the Funds, the Adviser and the Fund’s Sub-Adviser with respect to personal trading by employees with access to portfolio information. The Board also considered the actions taken by the Adviser and the Fund’s Sub-Adviser to establish and maintain effective disaster recovery and business continuity plans.

The Board considered the actions taken by the Adviser and its affiliated companies to administer the Funds’ policies and procedures for voting proxies, valuing the Funds’ assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares. With respect to these and related compliance matters, the Board also considered the responsiveness of the Adviser and its affiliated companies over the course of the past several years to the inquiries of various regulatory authorities.

The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the Funds. The Board also noted the efforts of the Adviser to optimize the number of Funds in the ING complex of mutual funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. Consideration was also given to the benefits that shareholders of the Funds realize because the Funds are part of a larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board concluded that the nature, extent and quality of advisory and related services provided by the Adviser and each of the Sub-Advisers, taken as a whole, are consistent with the terms of the respective Advisory Agreements and Sub-Advisory Agreements and justify the fees paid by the Funds for such services.

Fund Performance

The Board reviewed the Fund’s investment performance over various time periods on an absolute basis and relative to the performance of (i) one or more appropriate benchmark indexes, (ii) a group of similarly managed mutual

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

funds identified by Lipper, Inc. and/or Morningstar, Inc., and (iii) similarly managed mutual funds within a specified peer group based upon a methodology approved by the Contracts Committee (each, a “Selected Peer Group”). The Board reviewed comparative performance data for the one-, three-, five -, and ten-year periods ending June 30, 2007 and the one-, three-, and five-year periods ending September 30, 2007. The following performance data is for the period ended September 30, 2007. In evaluating the investment performance of ING Global Science and Technology Fund, the Board noted that: (1) the Fund outperformed its Morningstar category median for the most recent calendar quarter, year-to-date and three-year periods, but underperformed for the one-year and five-year periods; (2) the Fund outperformed its benchmark index for the most recent calendar quarter, year-to-date, one-year and three-year periods, but underperformed for the five-year period; and (3) the Fund is ranked in its Morningstar category in the second quintile for the most recent calendar quarter and three-year periods, in the third quintile for the year-to-date period and in the fourth quintile for the one-year and five-year periods. The Board concluded that the performance of ING Global Science and Technology Fund is satisfactory.

Management Fees, Sub-Advisory Fees and Expenses

Consideration was given to the contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the Fund to the Adviser and its affiliated companies (referred to collectively as “management fees”) and the contractual sub-advisory fee rates payable by the Adviser to the Sub-Adviser for sub-advisory services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, as compared to its Selected Peer Group, both before and after giving effect to any undertaking by the Adviser to waive fees and/or limit the total expenses of the Fund. In addition, the Trustees received information regarding the fees charged by the Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by the Sub-Adviser in managing such accounts and other mutual funds to the services provided in managing the Fund. The Board considered the reasonableness of the fees payable to the Sub-Adviser by the Adviser in light of the ability of the Adviser to negotiate such fees on an arm’s-length basis. The following management fees and expense data are as of June 30, 2007. In assessing the reasonableness of the management fee and expense ratio for ING Global Science and Technology Fund, the Board reviewed comparative information provided by the Adviser and noted that the management fee for the Fund is above the median and average management fees of the funds in its Selected Peer Group and that the expense ratio for the Fund is above the median and below the average expense ratios of the funds in its Selected Peer Group. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board concluded with respect to ING Global Science and Technology Fund that the management fee charged to the Fund for advisory, sub-advisory and related services is fair and reasonable and that the total expense ratio of the Fund is reasonable.

Profitability

The Board considered information relating to revenues, expenses, and profits realized by the Adviser and the Sub-Adviser attributable to performing advisory, sub-advisory and administrative services for the Fund. The Board did not consider the profitability of the Sub-Adviser to be a material factor because the Board believes that the Adviser negotiates sub-advisory fees with the unaffiliated Sub-Adviser on an arm’s-length basis. The Board reviewed profitability data for the Adviser and its affiliated companies, including the distributor of the Fund, relating to (i) the Fund separately, (ii) all Funds as a group, (iii) all “retail” Funds as a group, and (iv) all variable insurance product Funds as a group, in each case for the one-year periods ended December 31, 2006 and December 31, 2005 and the nine-month period ended September 30, 2007. With respect to the Adviser and its affiliates, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the profitability of the Adviser and its affiliated companies attributable to managing and operating the Fund both with and without the profitability of the distributor of the Fund and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. The Board also considered other direct or indirect benefits that the Adviser and Sub-Adviser, and any affiliated companies thereof, derive from their relationships with the Fund, including the receipt by ING U.S. Financial Services, an affiliate of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by Sub-Advisers of “soft dollar” benefits from the Funds’ brokerage. The Board concluded that, in light of the nature, extent and

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

quality of the services provided, the profits realized by the Adviser and its affiliated companies, taken as a whole, with respect to providing advisory, sub-advisory and administrative services for the Fund are reasonable.

Economies of Scale

In considering the reasonableness of the management fee of the Fund, the Board considered the extent to which economies of scale can be expected to be realized by the Fund’s Adviser and its affiliated companies, on the one hand, and by the Fund, on the other hand, as the assets of the Fund increase. The Board noted that the advisory fee schedule for certain Funds includes breakpoints such that, as the assets of the Fund increase, the Fund’s management fee will decrease as a percentage of the Fund’s total assets. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being realized by the Adviser and its affiliated companies with respect to their management of any one or more Funds. In an effort to determine the extent to which economies of scale, if any, will be realized by the Adviser and its affiliated companies as the assets of the Funds grow, the Board considered the profitability data described above relating to the Adviser and its affiliated companies in light of changes in the assets of the Funds over various time periods. The Board noted that the total assets under management of many Funds have decreased during the past several years and concluded that the economies of scale realized by the Adviser and its affiliated companies from managing the Funds have not increased with respect to such Funds. The Board also reviewed information regarding the expense ratio of each Fund in light of changes in the assets of the Funds over various time periods, noting that, as the assets of a Fund increase, the fixed expenses of the Fund, as a percentage of the total assets of the Fund, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the Funds. Based upon the foregoing, the Board concluded that the economies of scale being realized by the Adviser and its affiliated companies do not mandate the implementation of breakpoints or additional breakpoints, as the case may be, with respect to the Fund at this time.

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund

ING Growth and Income Fund

ING Real Estate Fund

Domestic Equity Fund-of-Funds

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund

Domestic Equity Growth Funds

ING 130/30 Fundamental Research Fund

ING Equity Dividend Fund

ING Fundamental Research Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund

ING Tactical Asset Allocation Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Equity Fund

ING Index Plus LargeCap Equity Fund II

ING Index Plus LargeCap Equity Fund III

ING Index Plus LargeCap Equity Fund IV

ING Index Plus LargeCap Equity Fund V

ING Index Plus LargeCap Equity Fund VI

ING Index Plus LargeCap Equity Fund VII

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund

ING LargeCap Value Fund

ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

ING National Tax-Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Global Value Choice Fund

International Equity Funds

ING Asia-Pacific Real Estate Fund

ING Disciplined International SmallCap Fund

ING Emerging Countries Fund

ING European Real Estate Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Equity Dividend Fund

ING International Growth Opportunities Fund

ING International Real Estate Fund

ING International SmallCap Multi-Manager Fund

ING International Value Fund

ING International Value Choice Fund

ING International Value Opportunities Fund

ING Russia Fund

Global and International Fixed-Income Funds

ING Emerging Markets Fixed Income Fund

ING Global Bond Fund

International Fund-of-Funds

ING Diversified International Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Classic Money Market Fund

ING Money Market Fund

*	An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

330 West 9th Street

Kansas City, Missouri 64105

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-AINTLABCIO             (0408-062408)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 9, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 9, 2008